    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 25, 1999

                                                    REGISTRATION NOS.:  811-2575
                                                                         2-53856
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              --------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                       POST-EFFECTIVE AMENDMENT NO. 37                       /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 27                              /X/

                            ------------------------

               MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
                            (A MARYLAND CORPORATION)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                         ------------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                              --------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        _X_ on October 26, 1999 pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   PROSPECTUS - OCTOBER 26, 1999

Morgan Stanley Dean Witter
                                                               LIQUID ASSET FUND

                                 [COVER PHOTO]

                          A MONEY MARKET FUND THAT SEEKS TO PROVIDE HIGH CURRENT
                                   INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon
    the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                  Investment Objectives.................................                   1
                          Principal Investment Strategies.......................                   1
                          Principal Risks.......................................                   1
                          Past Performance......................................                   3
                          Fees and Expenses.....................................                   4
                          Fund Management.......................................                   5

Shareholder Information   Pricing Fund Shares...................................                   6
                          How to Buy Shares.....................................                   6
                          How to Exchange Shares................................                   8
                          How to Sell Shares....................................                  10
                          Distributions.........................................                  12
                          Tax Consequences......................................                  13

Financial Highlights      ......................................................                  14

Our Family of Funds       ......................................................   Inside Back Cover

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ
                          IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

THE FUND

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Morgan Stanley Dean Witter Liquid Asset Fund Inc. is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

           The Fund's investments include the following money market securities:

-          Commercial paper;

-          Corporate obligations;

- Debt obligations of U.S.-regulated banks and instruments secured by those obligations (these investments include certificates of deposit);

- Certificates of deposit of savings banks and savings and loan associations;

- Debt obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or its instrumentalities; and

- Repurchase agreements, which may be viewed as a type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

           There is no assurance that the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

           YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and corporate and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

           In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.
AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A COMPARABLE MEASURE OF MARKET PERFORMANCE OVER TIME.
[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. For the Fund's most recent 7-day annualized yield, you may call (800) 869-NEWS. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.12%
`90            7.98%
`91            5.74%
`92            3.37%
`93            2.65%
`94            3.76%
`95            5.61%
`96            5.09%
`97            5.21%
`98            5.17%


Year-to-date total return as of September 30, 1999 was 3.44%.


             During the periods shown in the bar chart, the highest return for a calendar quarter was 2.34% (quarter ended June 30, 1989) and the lowest return for a calendar quarter was 0.64% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 Liquid Asset Fund                      5.17%         4.97%           5.35%
-------------------------------------------------------------------------------
 Lipper Money Market Funds Index(1)     5.10%         4.90%           5.32%
-------------------------------------------------------------------------------

1 The Lipper Money Market Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Money Market Funds objective. The index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in the index.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED AUGUST 31, 1999.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not impose account or exchange fees.


 ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------
 Management Fee                                                   0.27%
-----------------------------------------------------------------------
 Distribution and service (12b-1) fees                            0.10%
-----------------------------------------------------------------------
 Other expenses                                                   0.22%
-----------------------------------------------------------------------
 Total annual Fund operating expenses                             0.59%
-----------------------------------------------------------------------


           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


 1 YEAR   3 YEARS    5 YEARS    10 YEARS
-----------------------------------------
  $60       $189       $329       $738
-----------------------------------------

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAS MORE THAN $134.7 BILLION IN ASSETS UNDER MANAGEMENT OR ADMINISTRATION AS OF SEPTEMBER 30, 1999.

[End Sidebar]

[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------
           The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


           The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended August 31, 1999 the Fund accrued total compensation to the Investment Manager amounting to 0.27% of the Fund's average daily net assets.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (800) THE-DEAN FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:
www.msdw.com/individual/funds
[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

           The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------
           You may open a new account to buy Fund shares or buy additional Fund shares for an existing account in several ways. When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your purchase order accompanied by federal or other immediately available funds. You begin earning dividends the business day after the shares are purchased. We reserve the right to reject any order for the purchase of Fund shares.

MINIMUM INVESTMENT AMOUNTS
------------------------------------------------------------------------------------------
                                                                      MINIMUM INVESTMENT
                                                                     ---------------------
 INVESTMENT OPTIONS                                                  INITIAL   ADDITIONAL
------------------------------------------------------------------------------------------
 Regular Accounts:                                                    $5,000      $100
------------------------------------------------------------------------------------------
 Individual Retirement
 Accounts:                      Regular IRAs                          $1,000      $100
                                Education IRAs                         $500       $100
------------------------------------------------------------------------------------------
 EASYINVEST-SM-                 (Automatically from your checking
                                or savings account)                  not          $100
                                                                     available
------------------------------------------------------------------------------------------

           There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/ or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

 INVESTMENT
 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 Contact Your       NEW ACCOUNTS AND SUBSEQUENT INVESTMENTS
 Financial Advisor  You may buy Fund shares by contacting your Morgan Stanley
                    Dean Witter Financial Advisor or other authorized financial
 ICON               representative. Your Financial Advisor will assist you,
                    step-by-step, with the procedures to invest in the Fund.
--------------------------------------------------------------------------------
 By Mail            NEW ACCOUNTS
 ICON               To open a new account to buy Fund shares:
                    - Complete and sign the attached Application.
                    - Make out a check for the investment amount to: Morgan
                    Stanley Dean Witter Liquid Asset Fund Inc.
                    - Mail the Application and check to Morgan Stanley Dean
                    Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.
                    ------------------------------------------------------------
                    SUBSEQUENT INVESTMENTS
                    To buy additional shares for an existing Fund account:
                    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number and the social
                      security or tax identification number, and the additional
                      investment amount. The letter must be signed by the
                      account owner(s).
                    - Make out a check for the investment amount to: Morgan
                    Stanley Dean Witter Liquid Asset Fund Inc.
                    - Mail the letter and check to Morgan Stanley Dean Witter
                    Trust FSB at the same address as for new accounts.
--------------------------------------------------------------------------------
 By wire            NEW ACCOUNTS
 ICON               To open a new account to buy Fund shares:
                    - Mail the attached Application, completed and signed, to
                    Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040,
                      Jersey City, NJ 07303.
                    - Before sending instructions by wire, call us at (800)
                    869-NEWS advising us of your purchase and to confirm we have received your Application.
                    - Wire the instructions specifying the name of the Fund and your account number, along with the additional investment
                      amount, to The Bank of New York, for credit to the account of "Morgan Stanley Dean Witter Trust FSB, Harborside
                      Financial Center, Plaza Two, Jersey City, New Jersey
                      07303, Account No. 8900188413."
                    (When you buy Fund shares, wire purchase instructions
                    received by Morgan Stanley Dean Witter Trust FSB prior to
                    12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are
                    normally effective the next business day.)
                    ------------------------------------------------------------
                    SUBSEQUENT INVESTMENTS
                    To buy additional shares for an existing Fund account:
                    - Before sending instructions by wire, call us at (800)
                      869-NEWS advising us of your purchase.
                    - Wire the instructions specifying the name of the Fund and your account number, along with the investment amount, to
                      The Bank of New York, for credit to the account of Morgan
                      Stanley Dean Witter Trust FSB in the same manner as
                      opening an account.
                    (Also, when you buy additional Fund shares, wire purchase
                    instructions received by Morgan Stanley Dean Witter Trust
                    FSB prior to 12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are normally effective the next business day.)
--------------------------------------------------------------------------------
 EASYINVEST -SM-    NEW ACCOUNTS
 (Automatically     This program is not available to open a new Fund account or
 from your          a new account of another Money Market Fund.
 checking or        ------------------------------------------------------------
 savings            SUBSEQUENT INVESTMENTS
 account)           EASYINVEST-SM- A purchase plan that allows you to transfer money automatically from your checking or savings account on a semi-monthly, monthly or quarterly basis. Contact your
                    Morgan Stanley Dean Witter Financial Advisor for further
                    information about this service.
ICON
--------------------------------------------------------------------------------

           ADDITIONAL PURCHASE INFORMATION. If you are a customer of Dean Witter Reynolds or another authorized dealer of Fund shares, you may upon request: (a) have the proceeds from the sale of listed securities invested in Fund shares the day after you receive the proceeds; and
           (b) pay for the purchase of certain listed securities by automatic sale of Fund shares that you own. In addition, if you are a customer of Dean Witter Reynolds or another authorized dealer of Fund shares, you may have cash balances in your securities account (which do not exceed $5,000) automatically invested in shares of the Fund on a weekly basis.

           PLAN OF DISTRIBUTION. The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
           PERMISSIBLE FUND EXCHANGES. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Dean Witter Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund or an FSC Fund (subject to a front-end sales charge). In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or FSC Fund or for shares of another Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another Fund's shares with the proceeds.

           See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, FSC Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's PROSPECTUS for its designation. For purposes of exchanges, shares of FSC Funds are treated as Class A shares of a Multi-Class Fund.

           The current PROSPECTUS for each Fund describes its investment objective(s), policies and investment minimums, and should be read before investing. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.

           EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS.

           An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

           The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

           TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

           Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

           EXCHANGING SHARES OF ANOTHER FUND SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Dean Witter Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the PROSPECTUS of the Fund that charges the CDSC for more details.

           FREQUENT EXCHANGES. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

           For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
           (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------
           You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 Contact your       To sell your shares, simply call your Morgan Stanley Dean
 Financial Advisor  Witter Financial Advisor or other authorized financial
 ICON               representative.
                    ------------------------------------------------------------
                    Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
--------------------------------------------------------------------------------
 Check-writing      You may order a supply of blank checks by requesting them on
 Option             the investment application or by contacting your Morgan
 ICON               Stanley Dean Witter Financial Advisor.
                    ------------------------------------------------------------
                    Checks may be written in any amount not less than $500. You must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one
                    signature unless the joint owners have specified on an
                    investment application that all owners are required to sign checks.
                    ------------------------------------------------------------
                    Payment of check proceeds normally will be made on the next business day after we receive your check in proper form.
                    Shares purchased by check (including a certified or bank
                    cashier's check) are not normally available to cover
                    redemption checks until fifteen days after Morgan Stanley
                    Dean Witter Trust FSB receives the check used for
                    investment. A check will not be honored in an amount
                    exceeding the value of the account at the time the check is presented for payment.
--------------------------------------------------------------------------------
 Systematic         If your investment in all of the Morgan Stanley Dean Witter
 Withdrawal Plan    Family of Funds has a total market value of at least
 ICON               $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                    semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                    ------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your
                    Morgan Stanley Dean Witter Financial Advisor or call (800)
                    869-NEWS. You may terminate or suspend your plan at any
                    time. Please remember that withdrawals from the plan are
                    sales of shares, not Fund "distributions," and ultimately
                    may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                    ------------------------------------------------------------
                    When you sell Fund shares through the Systematic Withdrawal
                    Plan, the shares may be subject to a contingent deferred
                    sales charge ("CDSC") if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Dean
                    Witter Fund. The CDSC, however, will be waived in an amount up to 12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC.
                    See the PROSPECTUS of the Fund that charges the CDSC for
                    more details.
--------------------------------------------------------------------------------

 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 By Letter          You may also sell your shares by writing a "letter of
 ICON               instruction" that includes:
                    - your account number;
                    - the dollar amount or the number of shares you wish to
                      sell; and
                    - the signature of each owner as it appears on the account.
                    ------------------------------------------------------------
                    If you are requesting payment to anyone other than the
                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee. You can obtain a signature guarantee from an
                    eligible guarantor acceptable to Morgan Stanley Dean Witter
                    Trust FSB. (You should contact Morgan Stanley Dean Witter
                    Trust FSB at (800)869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional
                    documentation may be required for shares held by a
                    corporation, partnership, trustee or executor.
                    ------------------------------------------------------------
                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                    P.O. Box 983, Jersey City, NJ 07303.
                    ------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------
 By Telephone or    You may also sell your shares by calling Morgan Stanley Dean
 Wire               Witter Trust FSB at (800) 869-NEWS or by sending wire
 ICON               instructions to Morgan Stanley Dean Witter Trust FSB at
 ICON               Telex No. 125076. A check will be mailed to the name(s) and address in which the account is registered or, for amounts of $1,000 or more, you may request a wire transfer to the
                    bank account designated in the application.
--------------------------------------------------------------------------------

           PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

           Payment may be postponed or the right to sell your shares suspended, however, under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time we receive the check).

           INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder whose shares, due to sales by the shareholder, have a value below $1,000. However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

           MONEY MARKET FUND AUTOMATIC SALE PROCEDURES. If you maintain a brokerage account with Dean Witter Reynolds or another authorized dealer of Fund shares, you may elect to have your Fund shares automatically sold from your account to satisfy amounts you owe as a result of purchasing securities or other transactions in your brokerage account.

           If you elect to participate by notifying Dean Witter Reynolds or another authorized dealer of Fund shares, your brokerage account will be scanned each business day prior to the close of business (4:00 p.m. Eastern time). After any cash balances in the account are applied, a sufficient number of Fund shares may be sold to satisfy any amounts you are obligated to pay to Dean Witter Reynolds or another authorized dealer of fund shares. Sales will be effected on the business day before the date you are obligated to make payment, and Dean Witter Reynolds or another authorized dealer of Fund shares will receive the sale proceeds on the following day.

           EASYINVEST -SM- -- AUTOMATIC REDEMPTION. You may invest in shares of certain other Morgan Stanley Dean Witter Funds by subscribing to EASYINVEST -SM-, an automatic purchase plan that provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EASYINVEST -SM-, you may direct that a sufficient number of shares of the Fund be automatically sold and the proceeds transferred to Morgan Stanley Dean Witter Trust FSB, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Sales of your Fund shares will be made on the business day preceding the investment date and Morgan Stanley Dean Witter Trust FSB will receive the proceeds for investment on the day following the sale date.

           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other Authorized financial representative regarding restrictions on
[Sidebar]  the sale of such shares.
TARGETED DIVIDENDS-SM-
YOU MAY SELECT TO HAVE YOUR FUND DISTRIBUTIONS AUTOMATICALLY INVESTED IN ANOTHER MORGAN STANLEY DEAN WITTER FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
           The Fund passes substantially all of its earnings along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund may realize capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

           The Fund declares income dividends payable on each day the New York Stock Exchange is open for business. Capital gains, if any, are distributed periodically.

           Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will reinvest the additional shares and credit your account during the month, then redeem the credited amount no later than the last business day of the month, and mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

           Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions.

           Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

           When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in this prospectus.



 YEAR ENDED AUGUST 31                                          1999    1998    1997    1996    1995
----------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA
----------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                         $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
----------------------------------------------------------------------------------------------------
 Net investment income from operations                         0.046   0.052   0.050   0.050   0.053
----------------------------------------------------------------------------------------------------
 Less dividends from net investment income                    (0.046) (0.052) (0.050) (0.050) (0.053)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
----------------------------------------------------------------------------------------------------

 TOTAL RETURN                                                   4.74%   5.29%   5.13%   5.15%   5.41%
----------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
 Expenses                                                       0.59%   0.61%   0.62%   0.63%   0.65%
----------------------------------------------------------------------------------------------------
 Net investment income                                          4.61%   5.11%   5.01%   5.02%   5.28%
----------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions                       $17,875 $15,321 $13,166 $11,389 $10,359
----------------------------------------------------------------------------------------------------



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999


                                            ANNUALIZED
PRINCIPAL                                    YIELD ON
AMOUNT IN                                     DATE OF             MATURITY
THOUSANDS                                    PURCHASE               DATE                    VALUE
--------------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (69.4%)
            BANKING (9.4%)
$  100,000  Bank of America Corp..........     5.02    %          10/01/99           $        99,588,333
   100,000  Bank One Corp.................     5.29               12/28/99                    98,298,834
    50,000  Chase Manhattan Corp..........     5.05               10/04/99                    49,772,667
   220,000  Citicorp......................  5.34 - 5.84     10/08/99 - 01/27/00              216,585,333
    50,000  Mellon Financial Co...........     5.13               09/30/99                    49,796,597
   820,000  Morgan (J.P.) & Co. Inc.......  5.12 - 5.43      09/21/99-11/26/99               811,844,750
    50,000  Wachovia Corp.................     5.55               03/01/00                    48,647,639
   305,000  Wells Fargo & Co..............  5.18-5.87        09/23/99-02/07/00               299,558,097
                                                                                     -------------------
                                                                                           1,674,092,250
                                                                                     -------------------
            COMPUTER HARDWARE (0.6%)
    50,000  Hewlett-Packard Co............     5.27               09/28/99                    49,803,125
    65,000  International Business
              Machines Corp...............  4.89-5.85        09/13/99-01/20/00                64,170,625
                                                                                     -------------------
                                                                                             113,973,750
                                                                                     -------------------
            DIVERSIFIED FINANCIAL SERVICES (7.1%)
   180,000  Associates Corp. of North
              America.....................  4.93-4.95        09/07/99-09/22/99               179,549,575
   225,000  Associates First Capital
              Corp........................  5.20-5.35        10/05/99-10/25/99               223,714,746
   869,000  General Electric Capital
              Corp........................  4.87-5.85        09/29/99-03/02/00               855,894,381
                                                                                     -------------------
                                                                                           1,259,158,702
                                                                                     -------------------
            FINANCE - AUTOMOTIVE (7.5%)
   480,000  DaimlerChrysler N.A. Holding
              Corp........................  5.01-5.38        09/09/99-11/18/99               477,214,408
   871,000  Ford Motor Credit Co..........  5.12-5.81        09/21/99-01/11/00               860,661,549
                                                                                     -------------------
                                                                                           1,337,875,957
                                                                                     -------------------
            FINANCE - CONSUMER (2.8%)
   465,000  New Center Asset Trust........  4.88-5.85        09/03/99-01/28/00               462,042,935
    35,000  Norwest Financial Inc.........     5.26               10/21/99                    34,747,222
                                                                                     -------------------
                                                                                             496,790,157
                                                                                     -------------------
            FINANCE - CORPORATE (4.8%)
   120,000  CIT Group, Inc................     5.39               12/15/99                   118,145,000
   750,000  Ciesco, L.P...................  5.09-5.32        09/02/99-11/05/99               744,575,842
                                                                                     -------------------
                                                                                             862,720,842
                                                                                     -------------------
            INSURANCE (0.8%)
   140,000  Prudential Funding Corp.......  5.15-5.33        09/16/99-10/07/99               139,543,750
                                                                                     -------------------
            INTERNATIONAL BANKS (31.0%)
   100,000  ABN-AMRO North America Finance
              Inc.........................     5.01               10/18/99                    99,358,972
   300,000  ANZ (DE) Inc..................  5.13-5.29        09/27/99-11/03/99               298,352,000
   850,000  Abbey National North America
              Corp........................  5.10-5.42        09/14/99-12/14/99               841,649,195
   150,000  Barclays U.S. Funding Corp....     5.18               09/14/99                   149,722,125
   250,000  CBA (DE) Finance Inc..........  5.25-5.42        10/05/99-11/30/99               247,248,933
   630,000  Canadian Imperial Holdings,
              Inc.........................  4.97-5.34        09/01/99-11/12/99               627,372,325
   775,000  Deutsche Bank Financial
              Inc.........................  4.89-5.37        09/08/99-12/30/99               765,550,334


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED


                                            ANNUALIZED
PRINCIPAL                                    YIELD ON
AMOUNT IN                                     DATE OF             MATURITY
THOUSANDS                                    PURCHASE               DATE                    VALUE
--------------------------------------------------------------------------------------------------------
$  595,000  Dresdner U.S. Finance Inc.....  5.04 - 5.16%     09/01/99-09/20/99       $       594,134,547
   160,000  Internationale Nederlanden
              (U.S.) Funding Corp.........  5.20-5.22        10/19/99-10/25/99               158,817,100
    50,000  KFW International Finance
              Inc.........................     5.36               11/19/99                    49,419,569
   195,000  Societe Generale N.A., Inc....  5.39-5.40        11/24/99-12/03/99               192,460,439
   660,000  Toronto-Dominion Holdings
              (USA) Inc...................  4.98-5.43        09/07/99-12/22/99               654,014,967
   880,000  UBS Finance (DE) LLC..........  5.05-5.44        09/09/99-12/27/99               868,728,875
                                                                                     -------------------
                                                                                           5,546,829,381
                                                                                     -------------------
            INVESTMENT BANKERS/BROKERS/SERVICES (4.7%)
   850,000  Goldman Sachs Group Inc.......  5.21-5.43        10/14/99-11/24/99               843,517,836
                                                                                     -------------------
            OFFICE EQUIPMENT & SUPPLIES (0.3%)
    55,000  IBM Credit Corp...............     5.31               11/19/99                    54,368,768
                                                                                     -------------------
            RETAIL (0.4%)
    75,000  Sears Roebuck Acceptance
              Corp........................  5.25-5.36        10/06/99-10/07/99                74,607,111
                                                                                     -------------------

            TOTAL COMMERCIAL PAPER
            (AMORTIZED COST $12,403,478,504).......................................       12,403,478,504
                                                                                     -------------------

            U.S. GOVERNMENT AGENCIES (17.9%)
   100,000  Federal Farm Credit Bank......  4.88-4.89        12/23/99-02/11/00                98,215,236
   640,000  Federal Home Loan Banks.......  4.87-5.06        01/19/00-04/07/00               626,306,689
 1,305,000  Federal Home Loan Mortgage
              Corp........................  4.82-5.54        09/03/99-06/30/00             1,287,463,597
 1,210,000  Federal National Mortgage
              Assoc.......................  4.69-5.09        09/08/99-04/03/00             1,190,561,056
                                                                                     -------------------

            TOTAL U.S. GOVERNMENT AGENCIES
            (AMORTIZED COST $3,202,546,578)........................................        3,202,546,578
                                                                                     -------------------

            SHORT-TERM BANK NOTES (9.2%)
   650,000  Bank of America N.A...........  5.14-5.38        09/20/99-11/23/99               650,000,000
   745,000  FCC National Bank.............  4.90-5.35        09/02/99-11/29/99               745,000,000
   250,000  First Union National Bank.....     4.90          09/24/99-09/29/99               250,000,000
                                                                                     -------------------

            TOTAL SHORT-TERM BANK NOTES
            (AMORTIZED COST $1,645,000,000)........................................        1,645,000,000
                                                                                     -------------------

            CERTIFICATES OF DEPOSIT (4.5%)
   365,000  Chase Manhattan Bank (USA)....  5.29-5.85        11/03/99-01/20/00               365,000,000
   150,000  First Union National Bank.....     5.83               01/10/00                   150,000,000
   150,000  Harris Trust & Savings Bank...  5.28-5.37        11/03/99-11/18/99               150,000,000
   150,000  U.S. Bank, N.A................  5.02-5.28        10/22/99-11/05/99               150,000,000
                                                                                     -------------------

            TOTAL CERTIFICATES OF DEPOSIT
            (AMORTIZED COST $815,000,000)..........................................          815,000,000
                                                                                     -------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT (0.1%)
$   13,541  The Bank of New York 5.50% due 9/01/99 (dated 08/31/99; proceeds $13,542,794) (a)
              (IDENTIFIED COST $13,540,725)....................................................  $    13,540,725
                                                                                                 ---------------

TOTAL INVESTMENTS
(AMORTIZED COST $18,079,565,807) (b)...................................................  101.1 %   18,079,565,807

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.........................................   (1.1)      (204,112,504)
                                                                                         ------  ----------------

NET ASSETS.............................................................................  100.0 % $ 17,875,453,303
                                                                                         ------  ----------------
                                                                                         ------  ----------------

---------------------

(a) Collateralized by $2,139,778 U.S. Treasury Bond 8.875% due 08/15/17 valued at $2,679,384, $8,421,000 U.S. Treasury Bond 7.875% due 02/15/21 valued at
     $9,780,678 and $1,338,924 U.S. Treasury Note 6.25% due 08/31/02 valued at
     $1,351,477.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999

ASSETS:
Investments in securities, at value
  (amortized cost $18,079,565,807).........................................................  $18,079,565,807
Cash.......................................................................................           90,001
Receivable for:
    Interest...............................................................................       19,692,621
    Capital stock sold.....................................................................          448,036
Prepaid expenses and other assets..........................................................          314,234
                                                                                             ---------------

     TOTAL ASSETS..........................................................................   18,100,110,699
                                                                                             ---------------

LIABILITIES:
Payable for:
    Capital stock repurchased..............................................................      217,882,204
    Investment management fee..............................................................        4,173,843
    Plan of distribution fee...............................................................        1,567,667
Accrued expenses and other payables........................................................        1,033,682
                                                                                             ---------------

     TOTAL LIABILITIES.....................................................................      224,657,396
                                                                                             ---------------

     NET ASSETS............................................................................  $17,875,453,303
                                                                                             ---------------
                                                                                             ---------------

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $17,874,766,713
Accumulated undistributed net investment income............................................          686,590
                                                                                             ---------------

     NET ASSETS............................................................................  $17,875,453,303
                                                                                             ---------------
                                                                                             ---------------

NET ASSET VALUE PER SHARE,
  17,875,437,907 SHARES OUTSTANDING (25,000,000,000 SHARES AUTHORIZED OF $.01 PAR VALUE)...            $1.00
                                                                                             ---------------
                                                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $884,749,278
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................    45,473,527
Transfer agent fees and expenses..............................................................    34,941,528
Plan of distribution fee......................................................................    16,590,124
Registration fees.............................................................................     1,905,249
Shareholder reports and notices...............................................................       783,498
Custodian fees................................................................................       396,574
Professional fees.............................................................................        83,195
Directors' fees and expenses..................................................................        18,521
Other.........................................................................................       207,036
                                                                                                ------------

     TOTAL EXPENSES...........................................................................   100,399,252
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   784,350,026

     NET REALIZED GAIN........................................................................        64,606
                                                                                                ------------

NET INCREASE..................................................................................  $784,414,632
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR     FOR THE YEAR
                                                                                 ENDED            ENDED
                                                                            AUGUST 31, 1999  AUGUST 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.....................................................  $   784,350,026  $   717,140,194
Net realized gain.........................................................           64,606           22,513
                                                                            ---------------  ---------------

     NET INCREASE.........................................................      784,414,632      717,162,707
                                                                            ---------------  ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................     (784,356,132)    (717,132,845)
Net realized gain.........................................................          (64,606)         (22,513)
                                                                            ---------------  ---------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS....................................     (784,420,738)    (717,155,358)
                                                                            ---------------  ---------------

Net increase from capital stock transactions..............................    2,554,105,804    2,155,436,091
                                                                            ---------------  ---------------

     NET INCREASE.........................................................    2,554,099,698    2,155,443,440

NET ASSETS:
Beginning of period.......................................................   15,321,353,605   13,165,910,165
                                                                            ---------------  ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $686,590 AND
    $692,696, RESPECTIVELY)...............................................  $17,875,453,303  $15,321,353,605
                                                                            ---------------  ---------------
                                                                            ---------------  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% to the portion of the daily net assets exceeding $1.75 billion but not

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999, CONTINUED

exceeding $2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of the daily net assets exceeding $17.5 billion.

Under the terms of the Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Directors determine to reimburse, as described below. The following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), its affiliates and other selected broker-dealers under the Plan:
(1) compensation to, and expenses of, sales representatives and other employees of DWR and other selected broker-dealers including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparation, printing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended August 31, 1999, the distribution fee was accrued at the annual rate of 0.10%.

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1999, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended August 31, 1999 aggregated $65,140,975,501 and $63,305,600,572, respectively.


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $67,000.


The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 1999 included in Directors' fees and expenses in the Statement of Operations amounted to $6,018. At August 31, 1999, the Fund had an accrued pension liability of $52,142 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock, at $1.00 per share, were as follows:

                                                                     FOR THE YEAR        FOR THE YEAR
                                                                         ENDED               ENDED
                                                                    AUGUST 31, 1999     AUGUST 31, 1998
                                                                   -----------------   -----------------
Shares sold......................................................     50,418,894,458      43,113,580,761
Shares issued in reinvestment of dividends and distributions.....        782,640,290         715,431,667
Shares issued in connection with the acquisition of Dean Witter
 Retirement Series -- Liquid Asset Series........................         12,732,710          --
                                                                   -----------------   -----------------
                                                                      51,214,267,458      43,829,012,428
Shares repurchased...............................................    (48,660,161,654)    (41,673,576,337)
                                                                   -----------------   -----------------
Net increase.....................................................      2,554,105,804       2,155,436,091
                                                                   -----------------   -----------------
                                                                   -----------------   -----------------

6. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- LIQUID ASSET SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Liquid Asset Series ("Retirement Liquid Asset") pursuant to a plan of reorganization approved by the shareholders of Retirement Liquid Asset on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 12,732,710 shares of the Fund at a net asset value of $1.00 per share for 12,732,710 shares of Retirement Liquid Asset. The net assets of the Fund and Retirement Liquid Asset immediately before the acquisition were $15,729,214,021 and $12,732,710, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $15,741,946,731.

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Liquid Asset Fund Inc. (the "Fund") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
OCTOBER 7, 1999

  2  3  0 --
 for office use only

                                                               [LOGO]
APPLICATION

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
Send to: Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent"), P.O. Box 1040, Jersey City, NJ 07303
REMOVE APPLICATION CAREFULLY

INSTRUCTIONS    For assistance in completing this application, telephone Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS
                (toll-free).
TO REGISTER
SHARES           1.
(please print)
                ---------------------------------------------------------------------------------------------------------------
                                  First Name                                    Last Name
-As joint
  tenants,
  use line 1 & 2  2.
                ---------------------------------------------------------------------------------------------------------------
                                  First Name                                    Last Name
                   (Joint tenants with rights of survivorship unless otherwise specified)
                                                                                              ------------------------
                                                                                              Social Security Number
-As custodian
  for a minor,   3.
  use lines 1 &
  3
                ---------------------------------------------------------------------------------------------------------------
                                                                    Minor's Name
                   Under the________Uniform Gifts to Minors Act                            ---------------------------
                                                                                           Minor's Social Security Number
                   State of Residence of Minor
-In the name of a
  corporation,   4.
  trust,
  partnership
  or other      ---------------------------------------------------------------------------------------------------------------
                                    Name of Corporation, Trust (including trustee name(s)) or Other Organization institutional
  investors, use
  line 4
                   If Trust, Date of Trust Instrument:____________                          Tax Identification
                                                                                             Number__________
ADDRESS
                ---------------------------------------------------------------------------------------------------------------
                   City                       State                       Zip Code

TO PURCHASE
SHARES:
Minimum Initial   / / CHECK (enclosed) $__________ (Make Payable to Morgan Stanley Dean Witter Liquid Asset Fund Inc.)
Investment:
$5,000            / / WIRE*  On__________          MF*________
                  (Date)                            (Control number, this transaction)

                  ----------------------------------------------------------------------------------------------------------
                  Name of Bank                                                                        Branch
                  ----------------------------------------------------------------------------------------------------------
                  Address
                  ----------------------------------------------------------------------------------------------------------
                  Telephone Number
                  * For an initial investment made by wiring funds, obtain a control number by calling: (800) 869-NEWS
                  (toll-free).
                   Your bank should wire to:
                  Bank of New York for credit to account of Morgan Stanley Dean Witter Trust FSB

                  Account Number: 8900188413
                  Re: Morgan Stanley Dean Witter Liquid Asset Fund Inc.
                  Account Of:______________________
                  (Investor's Account as Registered at the Transfer Agent)
                  Control or Account Number:______________________
                  (Assigned by Telephone)
                                                         OPTIONAL SERVICES

                  NOTE: If you are a current shareholder of Morgan Stanley Dean Witter
                  Liquid Asset Fund Inc., please indicate your fund account number here.
                  [ 2 ] [ 3 ] [ 0 ]  -
                                      --------------------

DIVIDENDS         All dividends will be reinvested daily in additional shares, unless the following option is selected:
                  / / Pay income dividends by check at the end of each month.
WRITE YOUR OWN    / / Send an initial supply of checks.
CHECK             FOR JOINT ACCOUNTS:
                  / / CHECK THIS BOX IF ALL OWNERS ARE REQUIRED TO SIGN CHECKS.

PAYMENT TO        / /  Morgan Stanley Dean Witter Trust FSB is hereby authorized to honor telephonic or other instructions, without
PREDESIGNATED        signature guarantee, from any person for the redemption of any or all shares of Morgan Stanley Dean Witter
BANK ACCOUNT           Liquid Asset Fund Inc. held in my (our) account provided that proceeds are transmitted only to the following bank account. (Absent its own negligence, neither Morgan Stanley Dean Witter Liquid Asset Fund Inc. nor
                       Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent") shall be liable for any redemption caused by unauthorized instruction(s)):
Bank Account must be in
same  name  as  shares  are
registered        -------------------------------------------------------------------------------  ------------------------------
                  NAME & BANK ACCOUNT NUMBER                                                        BANK'S ROUTING TRANSMIT CODE
                                                                                                          (ASK YOUR BANK)
Minimum Amount:
$5,000            NAME OF BANK
                  -------------------------------------------------------------------------------
                  ADDRESS OF BANK
                  -------------------------------------------------------------------------------
                  TELEPHONE NUMBER OF BANK
                                                              SIGNATURE AUTHORIZATION
FOR ALL ACCOUNTS  NOTE: RETAIN A COPY OF THIS DOCUMENT FOR YOUR RECORDS. ANY MODIFICATION OF THE INFORMATION BELOW WILL REQUIRE AN
                  AMENDMENT TO THIS FORM. THIS DOCUMENT IS IN FULL FORCE AND EFFECT UNTIL ANOTHER DULY EXECUTED FORM IS RECEIVED BY
                  THE TRANSFER AGENT.
                  The "Transfer Agent" is hereby authorized to act as agent for the registered owner of shares of Morgan Stanley
                  Dean Witter Liquid Asset Fund Inc. (the "Fund") in effecting redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the registered owners of such shares. The Transfer Agent shall be liable only for its own negligence and not for default or negligence of its correspondents, or for losses in transit. The Fund shall not be liable for any default or negligence of the
                  Transfer Agent.
                  I (we) certify to my (our) legal capacity, or the capacity of the investor named above, to invest in and redeem shares of, and I (we) acknowledge receipt of a current prospectus of, Morgan Stanley Dean Witter Liquid Asset Fund
                  Inc. and (we) further certify my (our) authority to sign and act for and on behalf of the investor.
                  Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal
                  Revenue Service has notified me that I am no longer subject to backup withholding. (Note: You must cross out item
                  (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)
                  For Individual, Joint and Custodial Accounts for Minors, Check Applicable Box:
                  / / I am a United States Citizen.                     / / I am not a United States Citizen.
                                                  SIGNATURE(S) (IF JOINT TENANTS, ALL MUST SIGN)

                  ------------------------------------------------          ------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
Name(s) must be
signed
exactly the same  SIGNED THIS_______________DAY OF__________, 19____.
as shown on
lines 1 to 4 on
the reverse
side of this                                FOR CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER ORGANIZATIONS
application
                  The following named persons are currently officers/trustees/general partners/other authorized signatories of the
                  Registered Owner, and any * of them ("Authorized Person(s)") is/are currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of the the Fund for the
                  Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:
                                         NAME/TITLE                                                SIGNATURE

In addition,
complete
Section A or B    --------------------------------------------------------  --------------------------------------------------------
below.
                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
                  --------------------------------------------------------  --------------------------------------------------------
                          SIGNATURE MUST BE KEPT WITHIN ABOVE AREA                  SIGNATURE MUST BE KEPT WITHIN ABOVE AREA
                  SIGNED THIS____________DAY OF____________, 19____.
                  The Transfer Agent may, without inquiry, act only upon the instruction of ANY PERSON(S) purporting to be (an)
                  Authorized Person(s) as named in the Certification Form last received by the Transfer Agent. The Transfer Agent and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the
                  Transfer Agent having acted upon any instruction reasonably believed genuine.
                  ------------------------------------------------------------------------------------------------------------------
                  *INSERT A NUMBER. UNLESS OTHERWISE INDICATED, THE TRANSFER AGENT MAY HONOR INSTRUCTIONS OF ANY ONE OF THE PERSONS
                   NAMED ABOVE.

SECTION (A)           NOTE: EITHER A SIGNATURE GUARANTEE OR CORPORATE SEAL IS REQUIRED.
CORPORATIONS AND
INCORPORATED
ASSOCIATIONS ONLY.    I, ____________, Secretary of the Registered Owner, do hereby certify that at a meeting on
SIGN ABOVE AND COM-   ____________ at which a quorum was present throughout, the Board of Directors of the
PLETE THIS            corporation/the officers of the association duly adopted a resolution, which is in full force and
SECTION               effect and in accordance with the Registered Owner's charter and by-laws, which resolution did the following: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify the
                      Transfer Agent when changes in office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until the Transfer
                      Agent receives a duly executed amendment to the Certification Form.
SIGNATURE
GUARANTEE**           Witness my hand on behalf of the corporation/association this ______ day of ____________, 19____.
(or Corporate Seal)
                      --------------------------------------------------------------------------------------------------
                                                                 Secretary**
                      The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the
                      corporation/association.
SIGNATURE
GUARANTEE**           --------------------------------------------------------------------------------------------------
(or Corporate Seal)                  Certifying Officer of the Corporation or Incorporated Association**
SECTION (B) ALL                                    NOTE: A SIGNATURE GUARANTEE IS REQUIRED.
OTHER
INSTITUTIONAL         --------------------------------------------------------------------------------------------------
INVESTORS                                                         Certifying
SIGNATURE                                          Trustee(s)/General Partner(s)/Other(s)**
GUARANTEE**
                      --------------------------------------------------------------------------------------------------
SIGN ABOVE AND COM-                                               Certifying
PLETE THIS SECTION                                 Trustee(s)/General Partner(s)/Other(s)**
                      **SIGNATURE(S) MUST BE GUARANTEED BY AN ELIBIGLE GUARANTOR

DEALER            Above signature(s) guaranteed. Prospectus has been delivered by undersigned to above-named applicant(s).
(if any)
Completion by
dealer only       ----------------------------------------------------  ----------------------------------------------------
                  Firm Name                                             Office Number-Account Number at Dealer-A/E Number
                  ----------------------------------------------------  ----------------------------------------------------
                  Address                                               Account Executive's Last Name
                  ----------------------------------------------------  ----------------------------------------------------
                  City, State, Zip Code                                 Branch Office

-Registered Trademark- 1999 Morgan Stanley Dean Witter Distributors Inc.

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

                           The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------
Aggressive Equity Fund

American Opportunities Fund

Capital Growth Securities
Developing Growth Securities
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust

Next Generation Trust

Small Cap Growth Fund
Special Value Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Precious Metals and Minerals Trust

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas"  Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund
--------------------------------------------------------------------------------
 GROWTH AND INCOME FUNDS
---------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Global Utilities Fund
Real Estate Fund
Utilities Fund

GLOBAL FUNDS
Global Dividend Growth Securities
--------------------------------------------------------------------------------
 INCOME FUNDS
---------------------------------

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)

GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
---------------------------------

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)
N.Y. Municipal Money Market Trust (MM)
Tax-Free Daily Income Trust (MM)

There may be Funds created after this PROSPECTUS was published. Please consult the inside back cover of a new Fund's PROSPECTUS for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                   PROSPECTUS - OCTOBER 26, 1999

Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS (the current annual report is included in this PROSPECTUS). The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                         www.msdw.com/individual/funds

Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

 TICKER SYMBOL: DWLXX

Morgan Stanley Dean Witter
                                                               LIQUID ASSET FUND

                               [BACK COVER PHOTO]

                                                        A MONEY MARKET FUND THAT
                                                           SEEKS TO PROVIDE HIGH
                                                    CURRENT INCOME, PRESERVATION
                                                        OF CAPITAL AND LIQUIDITY

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-2575)

STATEMENT OF ADDITIONAL INFORMATION           MORGAN STANLEY
OCTOBER 26, 1999                              DEAN WITTER
                                              LIQUID ASSET
                                              FUND INC.

--------------------------------------------------------------------------------

    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated October 26, 1999) for the Morgan Stanley Dean Witter Liquid Asset Fund Inc. may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.

Morgan Stanley Dean Witter
Liquid Asset Fund Inc.
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. Fund History.............................................    4

II. Description of the Fund and Its Investments and Risks...    4

  A. Classification.........................................    4

  B. Investment Strategies and Risks........................    4

  C. Fund Policies/Investment Restrictions..................    6

III. Management of the Fund.................................    8

  A. Board of Directors.....................................    8

  B. Management Information.................................    8

  C. Compensation...........................................   12

IV. Control Persons and Principal Holders of Securities.....   14

V. Investment Management and Other Services.................   14

  A. Investment Manager.....................................   14

  B. Principal Underwriter..................................   15

  C. Services Provided by the Investment Manager and Fund
   Expenses Paid by Third Parties...........................   15

  D. Rule 12b-1 Plan........................................   16

  E. Other Service Providers................................   18

VI. Brokerage Allocation and Other Practices................   18

  A. Brokerage Transactions.................................   18

  B. Commissions............................................   18

  C. Brokerage Selection....................................   19

  D. Directed Brokerage.....................................   20

  E. Regular Broker-Dealers.................................   20

VII. Capital Stock and Other Securities.....................   20

VIII. Purchase, Redemption and Pricing of Shares............   20

  A. Purchase/Redemption of Shares..........................   20

  B. Offering Price.........................................   21

IX. Taxation of the Fund and Shareholders...................   23

X. Underwriters.............................................   24

XI. Calculation of Performance Data.........................   24

XII. Financial Statements...................................   24

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York is the Custodian of the Fund's assets.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DIRECTORS"--The Board of Directors of the Fund.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Morgan Stanley Dean Witter Liquid Asset Fund Inc., a registered open-end investment company.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"INDEPENDENT DIRECTORS"--Directors who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was incorporated under Maryland law on September 3, 1974, under the name Standard & Poor's/InterCapital Cash Management Fund, Inc. Its name was changed to Standard & Poor's/InterCapital Liquid Asset Fund, Inc. on May 13, 1975. The Fund's name was subsequently changed to InterCapital Liquid Asset Fund Inc. on September 1, 1977, to Dean Witter/Sears Liquid Asset Fund Inc. on March 21, 1983, and to Dean Witter Liquid Asset Fund Inc. on June 30, 1993. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Liquid Asset Fund Inc.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objectives are high current income, preservation of capital and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, Upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's investment manager, liquidity or other considerations warrant.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The Fund may invest in variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Fund to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund's investment quality requirements.

    REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund and for purposes other than meeting redemptions may not exceed 5% of the Fund's total assets.

    PRIVATE PLACEMENTS. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by
Section 4(2) of the Securities Act of 1933 ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Directors, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which is limited by the Fund's investment restrictions to 10% of the Fund's total assets.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 10% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objectives, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund will:

         1. Seek to provide high current income, preservation of capital and liquidity.

    The Fund may not:

         1. Borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and not for investment or leveraging, provided that borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing.

         2. Purchase securities of any issuer, except for securities issued by U.S. government agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the Fund's total assets taken at market value would be invested in such securities.

         3. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer. (However, as a non-fundamental policy, the Fund will not invest more than 10% of its total assets in the securities of any one issuer.

         4. Purchase any securities, other than obligations of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security).

         5. Purchase any securities, other than obligations of banks or of the U.S. government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         6. Invest more than 10% of its total assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of this restriction, securities eligible for sale pursuant to Rule 144A under the Securities Act are not considered illiquid if they are determined to be liquid under procedures adopted by the Fund's Board of Directors.

         7.  Purchase any common stocks or other equity securities.

         8. Make loans to others, except through the purchase of the permitted debt obligations and repurchase agreements; and loans of portfolio securities in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines established by the Fund's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

         9. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein.

        10.  Purchase securities on margin or sell short.

        11. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs.

        12.  Underwrite securities of other issuers.

        13. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads, or combinations thereof.

        14. Participate on a joint or joint and several basis in any securities trading account.

        15.  Purchase the securities of any other investment company.

        16. Purchase securities of any issuer for the purpose of exercising control or management.

        17. Purchase or retain the securities of any issuer if any officer or director of the Fund is an officer or director of such issuer and owns beneficially more than 1/2 of 1% of the securities of such issuer and all of the officers and directors of the Fund and its Investment Manager together own more than 5% of the securities of such issuer.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF DIRECTORS

    The Board of Directors of the Fund oversees the management of the Fund but does not itself manage the Fund. The Directors review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Directors also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Directors are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Director to exercise his or her powers in the interest of the Fund and not the Director's own interest or the interest of another person or organization. A Director satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Director reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION

    DIRECTORS AND OFFICERS. The Board of the Fund consists of eight (8) Directors. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Directors (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Directors. The other two Directors (the "management Directors") are affiliated with the Investment Manager. All of the Directors also serve as Directors of "Discover Brokerage Index Series," a mutual fund for which the Investment Manager is the investment advisor.


    The Directors and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 92 Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series, are shown below.


  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (58) ..........................  Vice Chairman of Kmart Corporation (since
Director                                       December, 1998); Director or Trustee of the
c/o Kmart Corporation                          Morgan Stanley Dean Witter Funds and Discover
3100 West Big Beaver Road                      Brokerage Index Series; formerly Chairman and
Troy, Michigan                                 Chief Executive Officer of Levitz Furniture
                                               Corporation (November, 1995-November, 1998) and
                                               President and Chief Executive Officer of Hills
                                               Department Stores (May, 1991-July, 1995);
                                               formerly variously Chairman, Chief Executive
                                               Officer, President and Chief Operating Officer
                                               (1987-1991) of the Sears Merchandise Group of
                                               Sears, Roebuck and Co.; Director of Eaglemark
                                               Financial Services, Inc. and Weirton Steel
                                               Corporation.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Charles A. Fiumefreddo* (66) ................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Dean
Chief Executive Officer and Director           Witter Funds and Discover Brokerage Index
Two World Trade Center                         Series; formerly Chairman, Chief Executive
New York, New York                             Officer and Director of the Investment Manager,
                                               the Distributor and MSDW Services Company;
                                               Executive Vice President and Director of Dean
                                               Witter Reynolds; Chairman and Director of the
                                               Transfer Agent; formerly Director and/or
                                               officer of various MSDW subsidiaries (until
                                               June 1998).

Edwin J. Garn (67) ..........................  Director or Trustee of the Morgan Stanley Dean
Director                                       Witter Funds and Discover Brokerage Index
c/o Huntsman Corporation                       Series; formerly United States Senator (R-Utah)
500 Huntsman Way                               (1974-1992) and Chairman, Senate Banking
Salt Lake City, Utah                           Committee (1980-1986); formerly Mayor of Salt
                                               Lake City, Utah (1971-1974); formerly
                                               Astronaut, Space Shuttle Discovery (April
                                               12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); member of the board of various
                                               civic and charitable organizations.

Wayne E. Hedien (65) ........................  Retired; Director or Trustee of the Morgan
Director                                       Stanley Dean Witter Funds and Discover
c/o Mayer, Brown & Platt                       Brokerage Index Series; Director of The PMI
Counsel to the Independent Directors           Group, Inc. (private mortgage insurance);
1675 Broadway                                  Trustee and Vice Chairman of The Field Museum
New York, New York                             of Natural History; formerly associated with
                                               the Allstate Companies (1966-1994), most
                                               recently as Chairman of The Allstate
                                               Corporation (March 1993-December 1994) and
                                               Chairman and Chief Executive Officer of its
                                               wholly-owned subsidiary, Allstate Insurance
                                               Company (July 1989-December 1994); director of
                                               various other business and charitable
                                               organizations.

Dr. Manuel H. Johnson (50) ..................  Senior Partner, Johnson Smick International,
Director                                       Inc., a consulting firm; Co-Chairman and a
c/o Johnson Smick International, Inc.          founder of the Group of Seven Council (G7C), an
1133 Connecticut Avenue, N.W.                  international economic commission; Chairman of
Washington, D.C.                               the Audit Committee and Director or Trustee of
                                               the Morgan Stanley Dean Witter Funds and
                                               Discover Brokerage Index Series; Director of
                                               Greenwich Capital Markets, Inc. (broker-dealer)
                                               and NVR, Inc. (home construction); Chairman and
                                               Trustee of the Financial Accounting Foundation
                                               (oversight organization of the Financial
                                               Accounting Standards Board); formerly Vice
                                               Chairman of the Board of Governors of the
                                               Federal Reserve System (1986-1990) and
                                               Assistant Secretary of the U.S. Treasury.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael E. Nugent (63) ......................  General Partner, Triumph Capital, L.P., a
Director                                       private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Dean Witter Funds and
New York, New York                             Discover Brokerage Index Series; formerly Vice
                                               President, Bankers Trust Company and BT Capital
                                               Corporation (1984-1988); director of various
                                               business organizations.

Philip J. Purcell* (55) .....................  Chairman of the Board of Directors and Chief
Director                                       Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                  and Novus Credit Services Inc.; Director of the
New York, New York                             Distributor; Director or Trustee of the Morgan
                                               Stanley Dean Witter Funds and Discover
                                               Brokerage Index Series; Director and/or officer
                                               of various MSDW subsidiaries.

John L. Schroeder (69) ......................  Retired; Chairman of the Derivatives Committee
Director                                       and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Dean Witter Funds and Discover Brokerage Index
Counsel to the Independent Directors           Series; Director of Citizens Utilities Company
1675 Broadway                                  (telecommunications, gas, electric and water
New York, New York                             utilities company); formerly Executive Vice
                                               President and Chief Investment Officer of the
                                               Home Insurance Company (August 1991-September
                                               1995).

Mitchell M. Merin (45) ......................  President and Chief Operating Officer of Asset
President                                      Management of MSDW (since December 1998);
Two World Trade Center                         President and Director (since April 1997) and
New York, New York                             Chief Executive Officer (since June 1998) of
                                               the Investment Manager and MSDW Services
                                               Company; Chairman, Chief Executive Officer and
                                               Director of the Distributor (since June 1998);
                                               Chairman and Chief Executive Officer (since
                                               June 1998) and Director (since January 1998) of
                                               the Transfer Agent; Director of various MSDW
                                               subsidiaries; President of the Morgan Stanley
                                               Dean Witter Funds and Discover Brokerage Index
                                               Series (since May 1999); previously Chief Stra-
                                               tegic Officer of the Investment Manager and
                                               MSDW Services Company and Executive Vice
                                               President of the Distributor (April 1997-June
                                               1998), Vice President of the Morgan Stanley
                                               Dean Witter Funds and Discover Brokerage Index
                                               Series (May 1997-April 1999), and Executive
                                               Vice President of Dean Witter, Discover & Co.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Barry Fink (44) .............................  Senior Vice President (since March 1997) and
Vice President, Secretary and General Counsel  Secretary and General Counsel (since February
Two World Trade Center                         1997) and Director (since July 1998) of the
New York, New York                             Investment Manager and MSDW Services Company;
                                               Senior Vice President (since March 1997) and
                                               Assistant Secretary and Assistant General
                                               Counsel (since February 1997) of the
                                               Distributor; Assistant Secretary of Dean Witter
                                               Reynolds (since August 1996); Vice President,
                                               Secretary and General Counsel of the Morgan
                                               Stanley Dean Witter Funds (since February
                                               1997); Vice President, Secretary and General
                                               Counsel of Discover Brokerage Index Series;
                                               previously First Vice President (June
                                               1993-February 1997), Vice President and
                                               Assistant Secretary and Assistant General
                                               Counsel of the Investment Manager and MSDW
                                               Services Company and Assistant Secretary of the
                                               Morgan Stanley Dean Witter Funds.

Jonathan R. Page (53) .......................  Senior Vice President of the Investment
Senior Vice President                          Manager; Vice President of various Morgan
Two World Trade Center                         Stanley Dean Witter Funds.
New York, New York

Thomas F. Caloia (53) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         MSDW Services Company; Treasurer of the Morgan
New York, New York                             Stanley Dean Witter Funds and Discover
                                               Brokerage Index Series.


------------------------
*Denotes Directors who are "interested persons" of the Fund as defined by the Investment Company Act.

    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and PETER M. AVELAR and JAMES F. WILLISON, Senior Vice Presidents of the Investment Manager, are Vice Presidents of the Fund.


    In addition, MARILYN K. CRANNEY, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, TODD LEBO, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, a Staff Attorney with the Investment Manager, are Assistant Secretaries of the Fund.


    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The independent directors/trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

    DIRECTOR AND OFFICER INDEMNIFICATION. The Fund's By-Laws provides that no Director, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Director, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the By-Laws provides that a Director, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Director an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Directors, the Independent Directors or Committees of the Board of Directors attended by the Director (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Directors or a Committee meeting, or a meeting of the Independent Directors and/or more than one Committee meeting, take place on a single day, the Directors are paid a single meeting fee by the Fund. The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

Directors and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

    The following table illustrates the compensation that the Fund paid to its Independent Director for the fiscal year ended August 31, 1999.

                               FUND COMPENSATION


                                                               AGGREGATE
                                                             COMPENSATION
NAME OF INDEPENDENT DIRECTOR                                 FROM THE FUND
----------------------------                                 -------------
Michael Bozic...............................................    $1,450
Edwin J. Garn...............................................     1,600
Wayne E. Hedien.............................................     1,650
Dr. Manuel H. Johnson.......................................     1,913
Michael E. Nugent...........................................     1,808
John L. Schroeder...........................................     1,808


    The following table illustrates the compensation paid to the Fund's Independent Directors for the calendar year ended December 31, 1998 for services to the 90 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1998. No compensation was paid to the Fund's Independent Directors by Discover Brokerage Index Series for the calendar year ended December 31, 1998.

            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS

                                                                TOTAL CASH
                                                               COMPENSATION
                                                              FOR SERVICES TO
                                                                 90 MORGAN
                                                                  STANLEY
NAME OF                                                         DEAN WITTER
INDEPENDENT DIRECTOR                                               FUNDS
--------------------                                          ---------------
Michael Bozic...............................................     $120,150
Edwin J. Garn...............................................      132,450
Wayne E. Hedien.............................................      132,350
Dr. Manuel H. Johnson.......................................      155,681
Michael E. Nugent...........................................      159,731
John L. Schroeder...........................................      160,731

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Director") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Director is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Director for service to the Adopting Fund in the five

------------------------
(1) An Eligible Director may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Director and his or her spouse on the date of such Eligible Director's retirement. In addition, the Eligible Director may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Director and spouse, will be the actuarial equivalent of the Regular Benefit.

year period prior to the date of the Eligible Director's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


    The following table illustrates the retirement benefits accrued to the Fund's Independent Directors by the Fund for the fiscal year ended August 31, 1999 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of August 31, 1999 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.

   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS


                                  FOR ALL ADOPTING FUNDS                                ESTIMATED ANNUAL
                               -----------------------------                                BENEFITS
                                 ESTIMATED                      RETIREMENT BENEFITS           UPON
                                 CREDITED                       ACCRUED AS EXPENSES       RETIREMENT(2)
                                   YEARS         ESTIMATED     ---------------------   -------------------
                               OF SERVICE AT   PERCENTAGE OF                BY ALL       FROM     FROM ALL
                                RETIREMENT       ELIGIBLE       BY THE     ADOPTING      THE      ADOPTING
NAME OF INDEPENDENT DIRECTOR   (MAXIMUM 10)    COMPENSATION      FUND       FUNDS        FUND      FUNDS
----------------------------   -------------   -------------   --------   ----------   --------   --------
Michael Bozic................        10           60.44%         $384     $22,377        $937     $52,250
Edwin J. Garn................        10           60.44           571      35,225         937      52,250
Wayne E. Hedien..............         9           51.37           721      41,979         796      44,413
Dr. Manuel H. Johnson........        10           60.44           233      14,047         937      52,250
Michael E. Nugent............        10           60.44           404      25,336         937      52,250
John L. Schroeder............         8           50.37           781      45,117         796      44,343


------------------------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Director's elections described in Footnote (1) on page 13 of this STATEMENT OF ADDITIONAL INFORMATION.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

    As of August 31, 1999, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of the Fund. The percentage ownership of shares of the Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Directors as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% of the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% of the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% of the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% of the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% of the portion of the daily net assets exceeding $17.5 billion.


    For the fiscal years ended August 31, 1997, 1998 and 1999, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $33,616,072, $38,009,366 and $45,473,527, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

    The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Directors or members of any advisory board or committee who are not employees of the

Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Directors who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Directors; provided that in either event such continuance is approved annually by the vote of a majority of the Directors.

D. RULE 12b-1 PLAN

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

    The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Directors determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to and expenses of Dean Witter Reynolds' and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    Dean Witter Reynolds Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

    The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Directors, including a majority of the Independent 12b-1 Directors. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Manager provides and the Directors review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Directors determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


    The Fund reimbursed $16,590,124 to the Distributor pursuant to the Plan which amounted to 0.10 of 1% of the Fund's average daily net assets for the fiscal year ended August 31, 1999. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $-0-; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-;
(iv) compensation to dealers --$-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $16,590,124. No payments under the Plan were made for interest, carrying or other financing charges.


    Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under the Plan, the Distributor provides the Fund, for review by the Directors, and the Directors review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Directors' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

    No interested person of the Fund nor any Independent Director has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    On an annual basis, the Directors, including a majority of the Independent Directors, consider whether the Plan should be continued. Prior to approving the most recent continuation of the Plan, the Directors requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Directors considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and
(b) without the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds' branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Directors, including each of the Independent Directors, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Directors' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Directors shall be committed to the discretion of the Independent Directors.

E. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


    The Bank of New York, 100 Church Street, New York, New York 10286 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.



    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Directors, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through dealers, issuers or underwriters. Such transactions are generally made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

    During the fiscal years ended August 31, 1997, 1998 and 1999, the Fund paid no brokerage commissions or concessions.

B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    During the fiscal years ended August 31, 1997, 1998 and 1999, the Fund did not effect any principal transactions with Dean Witter Reynolds.

    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors, including the Independent Directors, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended August 31, 1997, 1998 and 1999, the Fund paid no brokerage commissions to an affiliated broker or dealer.

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

    Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of the Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of the Fund in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Fund's transactions will be directed to a broker which sells shares of the Fund to customers. The Directors review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

    During the fiscal year ended August 31, 1999, the Fund did not pay any brokerage commissions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS


    During the fiscal year ended August 31, 1999, the Fund purchased commercial paper issued by Goldman Sachs Group Inc., Merrill Lynch, Pierce Fenner & Smith Inc., Morgan (J.P.) & Co., Deutsche Bank Financial Inc., Bank of America Corp., Bank One Corp. and CS First Boston, and bank notes issued by Goldman Sachs Group Inc., Bank of America N.A., Bank One Corp. and CS First Boston, which issuers were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At August 31, 1999, the Fund held commercial paper issued by Goldman Sachs Group Inc., Morgan
(J.P.) & Co., Deutsche Bank Financial Inc., Bank of America Corp. and Bank One Corp. with values of $843,517,836, $811,844,750, $765,550,334, $99,588,333 and
$98,298,834, respectively, and held bank notes issued by Bank of America N.A. with a value of $650,000,000.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The Fund has an authorized capital of 25 billion shares of common stock with a par value of $.01 per share. All shares are of the same class and are freely transferable. Each outstanding share is entitled to one vote on all matters submitted to a vote of shareholders and to a pro rata share of the Fund's net assets in liquidation and of dividends declared. The Fund may also issue fractional shares.

    Under certain circumstances the Directors may be removed by action of the Directors. In addition, under certain circumstances the shareholders may call a meeting to remove Directors and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Directors being selected, while the holders of the remaining shares would be unable to elect any Directors.


    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Directors may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Fund's By-Laws. Under certain circumstances, the Directors may be removed by the actions of the Directors. In addition, under certain circumstances, the shareholders may call a meeting to remove the Directors and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Directors being selected, while the holders of the remaining shares would be unable to elect any Directors.


VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    REDEMPTIONS. A check drawn by a shareholder against his or her account in the Fund constitutes a request for redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.

B. OFFERING PRICE

    The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities.

    The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of the Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Directors are obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Directors determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Directors of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Directors' considerations made pursuant to them and any actions taken upon such consideration; (c) the Directors should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Directors should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the By-Laws, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Directors; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). The Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Directors have delegated to the Fund's Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The Rule further requires that the Fund limit its investments to U.S. dollar-denominated instruments which the Directors determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

    If the Directors determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1 per share or if the Directors believe that maintaining such price no longer reflects a market-based net asset value per share, the Directors have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund intends to distribute all of its daily net investment income (and net short-term capital gains, if any) to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of acquisition, original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

    The Directors of the Fund may revise the dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Directors, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Directors may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

    It has been and remains the Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.

    TAXES. The Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income taxes, provided that it distributes all of its taxable net investment income and all of its net realized gains.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains and long-term capital gains. Interest and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Realized net long-term capital gains distributions, which are taxable as long-term capital gains, are not eligible for the dividends received deduction.

    The Fund may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of shareholders with respect to distributions by the Fund may differ from federal tax treatment.

    Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


    The Fund's current yield for the seven days ending August 31, 1999 was 4.75%. The effective annual yield on August 31, 1999, was 4.86% assuming daily compounding.


    The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.


    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in the Fund at inception would have grown to $55,262, $276,310 and $552,620, respectively, at August 31, 1999.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended August 31, 1999 included in the PROSPECTUS and incorporated by reference in this STATEMENT OF ADDITIONAL INFORMATION have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

                MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.

                            PART C OTHER INFORMATION

Item 23.     Exhibits
--------     -----------------------------------------------------------------
1 (a).       Articles of Incorporation of the Registrant dated August 30, 1974 and all amendments thereto, comprised of amended Articles of Incorporation dated May 12, 1975 and amendments to Articles of Incorporation dated August 30, 1977, December 20, 1978, May 4,
             1979, December 19, 1978, September 17, 1981, March 18, 1983,
             December 16, 1985 and June 29, 1993, are incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 30 to the
             Registration Statement on Form N-1A, filed on October 8, 1993.

1 (b). Articles of Amendment dated June 22, 1998 are incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on October 20, 1998.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, are incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on August 24, 1999.

3.           Not Applicable.

4. Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc., dated April 30, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on October 20, 1998.

5 (a). Amended Distribution Agreement dated May 31, 1997 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on October 23, 1997.

5 (b). Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and Dean Witter Reynolds Inc. is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on October 7, 1993.

6.           Not Applicable.

7 (a). Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on October 17, 1995.

7 (b). Amendment to Custody Agreement, dated April 17, 1996, between the Bank of New York and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on October 16, 1996.


8 (a). Amended and Restated Transfer Agency and Service Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on October 20, 1998.

8 (b). Amended Services Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on October 20, 1998.

9.           Opinion of Piper & Marbury, L.L.P. is incorporated by reference to
             Exhibit 9 of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on August 24, 1999.

10.          Consent of Independent Accountants, filed herein.

11.          Not Applicable.

12.          Not Applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 23, 1997, is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on October 23, 1997.

14.          Not Applicable.

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on October 8, 1993 and of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on October 17, 1994 and of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on October 23, 1997.

Item 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

             None

Item 25.     INDEMNIFICATION.

     Reference is made to Section 3.15 of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ( the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities ( other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17 (h) and 17 (l) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Directors, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Director, officer, employee, or agent of registrant, or who is or was serving at the request of registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)     Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)     Morgan Stanley Dean Witter California Quality Municipal Securities
(3)     Morgan Stanley Dean Witter Government Income Trust
(4)     Morgan Stanley Dean Witter High Income Advantage Trust
(5)     Morgan Stanley Dean Witter High Income Advantage Trust II
(6)     Morgan Stanley Dean Witter High Income Advantage Trust III
(7)     Morgan Stanley Dean Witter Income Securities Inc.
(8)     Morgan Stanley Dean Witter Insured California Municipal Securities
(9)     Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)    Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)    Morgan Stanley Dean Witter Insured Municipal Securities
(12)    Morgan Stanley Dean Witter Insured Municipal Trust
(13)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)    Morgan Stanley Dean Witter Municipal Income Trust
(17)    Morgan Stanley Dean Witter Municipal Income Trust II
(18)    Morgan Stanley Dean Witter Municipal Income Trust III
(19)    Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)    Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)    Morgan Stanley Dean Witter Prime Income Trust
(22)    Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)    Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)    Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Opportunities Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities
(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust
(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International Fund
(32)    Morgan Stanley Dean Witter International SmallCap Fund
(33)    Morgan Stanley Dean Witter Japan Fund
(34)    Morgan Stanley Dean Witter Latin American Growth Fund
(35)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)    Morgan Stanley Dean Witter Market Leader Trust
(38)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)    Morgan Stanley Dean Witter Next Generation Trust
(45)    Morgan Stanley Dean Witter North American Government Income Trust
(46)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48)    Morgan Stanley Dean Witter Real Estate Fund
(49)    Morgan Stanley Dean Witter S&P 500 Index Fund
(50)    Morgan Stanley Dean Witter S&P 500 Select Fund

(51)    Morgan Stanley Dean Witter Select Dimensions Investment Series
(52)    Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(53)    Morgan Stanley Dean Witter Short-Term Bond Fund
(54)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(55)    Morgan Stanley Dean Witter Small Cap Growth Fund
(56)    Morgan Stanley Dean Witter Special Value Fund
(57)    Morgan Stanley Dean Witter Strategist Fund
(58)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(59)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(60)    Morgan Stanley Dean Witter Total Market Index Fund
(61)    Morgan Stanley Dean Witter Total Return Trust
(62)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(63)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(64)    Morgan Stanley Dean Witter Utilities Fund
(65)    Morgan Stanley Dean Witter Value-Added Market Series
(66)    Morgan Stanley Dean Witter Value Fund
(67)    Morgan Stanley Dean Witter Variable Investment Series
(68)    Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean Witter Trust FSB
                                    ("MSDW Trust"); President, Chief Executive Officer and
                                    Director of Morgan Stanley Dean Witter Services Company
                                    Inc. ("MSDW Services"); President of the Morgan Stanley
                                    Dean Witter Funds and Discover Brokerage Index Series;
                                    Executive Vice President and Director of Dean Witter
                                    Reynolds Inc. ("DWR"); Director of various MSDW
                                    subsidiaries.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President            and Discover Brokerage Index Series; Director of MSDW
and Chief Investment                Trust.
Officer

Ronald E. Robison                   President MSDW Trust; Executive Vice President, Chief
Executive Vice President,           Administrative Officer and Director of MSDW Services;
Chief Administrative                Vice President of the Morgan Stanley Dean Witter Funds
Officer and Director                and Discover Brokerage Index Series.

Edward C. Oelsner, III
Executive Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Barry Fink                          Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,              Secretary, General Counsel and Director of MSDW
Secretary, General                  Services; Senior Vice President, Assistant Secretary and
Counsel and Director                Assistant General Counsel of MSDW Distributors; Vice
                                    President, Secretary and General Counsel of the Morgan
                                    Stanley Dean Witter Funds and Discover Brokerage Index
                                    Series.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and Director of MSDW Trust;
                                    Vice President of the Morgan Stanley Dean Witter Funds
                                    and Discover Brokerage Index Series.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds and Discover Brokerage Index Series.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway
Senior Vice President

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds and
                                    Discover Brokerage Index Series.

Thomas Chronert
First Vice President

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW Distributors, the Morgan Stanley Dean
                                    Witter Funds and Discover Brokerage Index Series.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante                  First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors, the
and Assistant Secretary             Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty                     Vice President of Morgan Stanley Dean Witter Prime
Vice President                      Income Trust

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Trey Hancock
Vice President

Matthew Haynes                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carol Espejo-Kane
Vice President

Nancy Karole-Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                           Vice President and Assistant Secretary of MSDW
Vice President and                  Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                 Morgan Stanley Dean Witter Funds and Discover
                                    Brokerage Index Series.

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Albert McGarity
Vice President

Teresa McRoberts                    Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                      Select Fund.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Mark Mitchell
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

Anne Pickrell
Vice President

Dawn Rorke
Vice President

John Roscoe                         Vice President of Morgan Stanley Dean Witter
Vice President                      Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              ------------------------------------------------
Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg               Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Robert Vanden Assem
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

     The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, the Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.  PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Morgan Stanley Dean Witter Aggressive Equity Fund

(6)  Morgan Stanley Dean Witter American Opportunities Fund
(7)  Morgan Stanley Dean Witter Balanced Growth Fund
(8)  Morgan Stanley Dean Witter Balanced Income Fund
(9)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10) Morgan Stanley Dean Witter California Tax-Free Income Fund
(11) Morgan Stanley Dean Witter Capital Growth Securities
(12) Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13) Morgan Stanley Dean Witter Convertible Securities Trust
(14) Morgan Stanley Dean Witter Developing Growth Securities Trust
(15) Morgan Stanley Dean Witter Diversified Income Trust
(16) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17) Morgan Stanley Dean Witter Equity Fund
(18) Morgan Stanley Dean Witter European Growth Fund Inc.
(19) Morgan Stanley Dean Witter Federal Securities Trust
(20) Morgan Stanley Dean Witter Financial Services Trust
(21) Morgan Stanley Dean Witter Fund of Funds
(22) Morgan Stanley Dean Witter Global Dividend Growth Securities
(23) Morgan Stanley Dean Witter Global Utilities Fund
(24) Morgan Stanley Dean Witter Growth Fund
(25) Morgan Stanley Dean Witter Hawaii Municipal Trust
(26) Morgan Stanley Dean Witter Health Sciences Trust
(27) Morgan Stanley Dean Witter High Yield Securities Inc.
(28) Morgan Stanley Dean Witter Income Builder Fund
(29) Morgan Stanley Dean Witter Information Fund
(30) Morgan Stanley Dean Witter Intermediate Income Securities
(31) Morgan Stanley Dean Witter International Fund
(32) Morgan Stanley Dean Witter International SmallCap Fund
(33) Morgan Stanley Dean Witter Japan Fund
(34) Morgan Stanley Dean Witter Latin American Growth Fund
(35) Morgan Stanley Dean Witter Limited Term Municipal Trust
(36) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37) Morgan Stanley Dean Witter Market Leader Trust
(38) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39) Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44) Morgan Stanley Dean Witter Next Generation Trust
(45) Morgan Stanley Dean Witter North American Government Income Trust
(46) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48) Morgan Stanley Dean Witter Prime Income Trust
(49) Morgan Stanley Dean Witter Real Estate Fund
(50) Morgan Stanley Dean Witter S&P 500 Index Fund
(51) Morgan Stanley Dean Witter S&P 500 Select Fund
(52) Morgan Stanley Dean Witter Short-Term Bond Fund
(53) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(54) Morgan Stanley Dean Witter Small Cap Growth Fund
(55) Morgan Stanley Dean Witter Special Value Fund
(56) Morgan Stanley Dean Witter Strategist Fund

(57) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(58) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(59) Morgan Stanley Dean Witter Total Market Index Fund
(60) Morgan Stanley Dean Witter Total Return Trust
(61) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(62) Morgan Stanley Dean Witter U.S. Government Securities Trust
(63) Morgan Stanley Dean Witter Utilities Fund
(64) Morgan Stanley Dean Witter Value-Added Market Series
(65) Morgan Stanley Dean Witter Value Fund
(66) Morgan Stanley Dean Witter Variable Investment Series
(67) Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Director of the Registrant, none of the following persons has any position or office with the Registrant.

Name                   Positions and Office with MSDW Distributors
----                   -------------------------------------------
Michael T. Gregg       Vice President and Assistant Secretary.

James F. Higgins       Director

Fredrick K. Kubler     Senior Vice President, Assistant Secretary and Chief
                       Compliance Officer.

Philip J. Purcell      Director

John Schaeffer         Director

Charles Vadala         Senior Vice President and Financial Principal.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

Item 30.  UNDERTAKINGS

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of October, 1999.

                         MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.

                                        By:  /s/Barry Fink
                                             -------------------------
                                                Barry Fink
                                                Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                    Title                         Date
     ----------                    -----                         ----

(1) Principal Executive Officer    Chairman, Chief Executive
                                   Officer and Director

By: /s/ Charles A. Fiumefreddo                                   10/25/99
   ---------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By: /s/ Thomas F. Caloia                                         10/25/99
   ---------------------------
        Thomas F. Caloia

(3) Majority of the Directors

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By: /s/ Barry Fink                                               10/25/99
   ---------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic                  Manuel H. Johnson
    Edwin J. Garn                  Michael E. Nugent
    Wayne E. Hedien                John L. Schroeder

By: /s/ David M. Butowsky                                        10/25/99
   ---------------------------
        David M. Butowsky
        Attorney-in-Fact

                 MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.

                                   EXHIBIT INDEX


10.  Consent of Independent Accountants.